UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30, 2020

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

Semi-Annual Report

October 31, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “Commission”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ROBO Global®

Table of Contents

The Funds file their complete schedule of investments with the Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. Each Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s securities, as well as information relating to how a Fund voted proxies relating to its securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.6%
Australia — 1.2%
Health Care — 1.2%
CSL	237	$41,805
Total Australia		41,805
Belgium — 1.0%
Information Technology — 1.0%
Materialise ADR*	1,837	35,068
Total Belgium		35,068
Denmark — 0.9%
Health Care — 0.9%
GN Store Nord	714	31,394
Total Denmark		31,394
Germany — 1.5%
Health Care — 1.5%
Siemens Healthineers	1,274	54,146
Total Germany		54,146
Hong Kong — 1.6%
Health Care — 1.6%
Ping An Healthcare and Technology*	8,500	58,346
Total Hong Kong		58,346
Italy — 1.3%
Health Care — 1.3%
DiaSorin	432	48,678
Total Italy		48,678
Japan — 1.4%
Health Care — 1.4%
PeptiDream*	400	20,203
Terumo	900	29,555
Total Japan		49,758
Netherlands — 2.4%
Health Care — 2.4%
Koninklijke Philips	942	41,270
QIAGEN*	1,543	45,997
Total Netherlands		87,267
Description	Shares	Fair Value
Spain — 1.1%
Health Care — 1.1%
Grifols	1,191	$38,374
Total Spain		38,374
Switzerland — 3.7%
Health Care — 3.7%
Lonza Group	127	45,690
Roche Holding	151	45,419
Tecan Group	183	43,249
Total Switzerland		134,358
United Kingdom — 1.7%
Health Care — 1.7%
EMIS Group	1,964	27,346
Smith & Nephew	1,506	32,203
Total United Kingdom		59,549
United States — 81.8%
Health Care — 77.3%
Abbott Laboratories	373	31,187
ABIOMED*	278	57,707
Agilent Technologies	567	42,950
Align Technology*	243	61,307
Arrowhead Pharmaceuticals*	1,538	61,597
Avanos Medical*	957	42,146
Axogen*	3,206	39,867
Baxter International	373	28,609
Becton Dickinson	110	28,160
BioMarin Pharmaceutical*	495	36,239
Bio-Rad Laboratories, Cl A*	134	44,437
BioTelemetry*	1,130	44,477
Boston Scientific*	1,032	43,034
Bristol-Myers Squibb	672	38,553
Cardiovascular Systems*	1,074	47,814
Catalent*	873	42,471
Cerus*	6,108	26,570
Charles River Laboratories International*	391	50,822
Codexis*	2,539	34,327
CryoLife*	1,663	37,334
Danaher	355	48,926
DexCom*	314	48,431
Editas Medicine*	1,077	22,445
Edwards Lifesciences*	194	46,246
Exact Sciences*	402	34,974
Fluidigm*	5,852	28,792
Genomic Health*	651	43,409

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

October 31, 2019 (Unaudited) (Concluded)

Description	Shares	Fair Value
Glaukos*	811	$51,766
Globus Medical, Cl A*	558	29,222
HMS Holdings*	1,094	35,763
Hologic*	805	38,890
ICON*	195	28,646
Illumina*	194	57,331
Incyte*	612	51,359
Insulet*	308	44,759
Integra LifeSciences Holdings*	872	50,628
Intellia Therapeutics*	2,630	32,836
Intuitive Surgical*	104	57,507
Invitae*	1,863	30,013
IQVIA Holdings*	170	24,551
iRhythm Technologies*	638	42,631
Masimo*	246	35,864
Medpace Holdings*	507	37,330
Myriad Genetics*	1,826	61,481
NanoString Technologies*	1,611	36,409
Natera*	1,645	63,364
NeoGenomics*	1,964	45,035
Nevro*	507	43,703
Novocure*	307	21,993
Omnicell*	651	45,824
Penumbra*	384	59,893
PerkinElmer	518	44,527
Quidel*	722	41,082
Regeneron Pharmaceuticals*	165	50,536
STAAR Surgical*	1,693	55,497
Stryker	180	38,929
Tabula Rasa HealthCare*	878	44,725
Tactile Systems Technology*	822	37,335
Teladoc Health*	846	64,804
Thermo Fisher Scientific	177	53,450
Varian Medical Systems*	366	44,216
Veeva Systems, Cl A*	168	23,827
Veracyte*	1,890	43,338
Vertex Pharmaceuticals*	217	42,419
Vocera Communications*	2,253	44,880
Waters*	140	29,627
		2,798,821
Description	Shares	Fair Value
Information Technology — 4.5%
3D Systems*	4,429	$42,031
Brooks Automation	1,075	45,655
Novanta*	367	32,681
Nuance Communications*	2,566	41,878
		162,245
Total United States		2,961,066
Total Common Stock (Cost $3,630,645)		3,599,809
SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 1.70%(A)	15,292	15,292
Total Short-Term Investment (Cost $15,292)		15,292
Total Investments – 100.0% (Cost $3,645,937)		$3,615,101

Percentages are based on Net Assets of $3,614,356

*          Non-income producing security.

(A)      Rate shown is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2019 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Belgium — 0.9%
Information Technology — 0.9%
Materialise ADR*(A)	623,255	$11,897,938
Total Belgium		11,897,938
Canada — 0.9%
Industrials — 0.9%
ATS Automation Tooling Systems*	835,946	11,371,944
Total Canada		11,371,944
China — 2.7%
Industrials — 0.7%
Han’s Laser Technology Industry Group, Cl A	577,473	3,119,080
Shenzhen Inovance Technology, Cl A	847,173	3,001,965
Siasun Robot & Automation, Cl A	1,351,422	2,710,374
		8,831,419
Information Technology — 2.0%
Hangzhou Hikvision Digital Technology, Cl A	925,547	4,255,827
Hollysys Automation Technologies	1,249,621	17,632,152
Iflytek	902,838	4,246,370
		26,134,349
Total China		34,965,768
Finland — 1.0%
Industrials — 1.0%
Cargotec, Cl B(A)	372,945	13,064,767
Total Finland		13,064,767
France — 2.0%
Industrials — 1.0%
Schneider Electric	137,449	12,767,481
Description	Shares	Fair Value
Information Technology — 1.0%
Dassault Systemes	81,967	$12,441,273
Total France		25,208,754
Germany — 8.2%
Industrials — 6.1%
Duerr(A)	436,652	12,880,245
GEA Group	430,411	13,161,931
KION Group	230,346	15,311,171
Krones	326,856	21,387,090
Siemens	114,928	13,255,301
		75,995,738
Information Technology — 2.1%
Isra Vision	273,058	12,904,408
Jenoptik	459,081	13,675,015
		26,579,423
Total Germany		102,575,161
Ireland — 0.9%
Consumer Discretionary — 0.9%
Aptiv PLC	132,019	11,822,301
Total Ireland		11,822,301
Japan — 22.7%
Industrials — 13.9%
Daifuku	388,517	20,880,475
Daihen	395,009	12,514,739
FANUC	106,928	21,364,829
Fuji Machine Manufacturing(A)	842,900	14,167,238
Harmonic Drive Systems(A)	436,339	20,423,434
Mitsubishi Electric	938,544	13,513,193
Nabtesco	615,010	19,911,521
Nachi-Fujikoshi	282,260	13,707,645
SMC	29,476	12,866,865
THK	472,457	13,788,463
Toshiba Machine	501,733	11,329,081
		174,467,483

Information Technology — 8.8%
Amano	387,500	11,542,019
Keyence	31,224	19,877,301
Omron	352,358	20,860,193
Optex Group	773,000	11,955,562
Topcon	959,253	13,363,258
Yaskawa Electric	528,449	20,433,068
Yokogawa Electric	642,078	11,860,966
		109,892,367
Total Japan		284,359,850
Netherlands — 0.8%
Health Care — 0.8%
QIAGEN*	342,890	10,221,551
Total Netherlands		10,221,551

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2019 (Unaudited) (Continued)

Description	Shares	Fair Value
South Korea — 1.7%
Information Technology — 1.7%
Koh Young Technology	263,521	$21,313,615
Total South Korea		21,313,615
Sweden — 2.1%
Health Care — 1.0%
Elekta, Cl B(A)	915,440	12,780,034
Information Technology — 1.1%
Hexagon, Cl B	259,763	13,289,723
Total Sweden		26,069,757
Switzerland — 3.5%
Health Care — 0.9%
Tecan Group	47,724	11,278,679
Industrials — 2.6%
ABB	601,710	12,616,549
Kardex(A)	133,836	19,422,666
		32,039,215
Total Switzerland		43,317,894
Taiwan — 5.7%
Industrials — 2.7%
Airtac International Group	1,107,932	15,195,598
Hiwin Technologies	2,187,890	18,795,133
		33,990,731
Information Technology — 3.0%
Advantech	1,337,769	13,250,024
Delta Electronics	2,466,187	10,856,230
Global Unichip	1,550,000	13,620,834
		37,727,088
Total Taiwan		71,717,819
United Kingdom — 3.4%
Consumer Discretionary — 1.0%
Ocado Group*	697,896	12,001,861
Information Technology — 2.4%
Blue Prism Group*(A)	1,617,628	17,216,602
Renishaw	257,303	12,612,109
		29,828,711
Total United Kingdom		41,830,572
United States — 43.2%
Consumer Discretionary — 1.2%
iRobot*(A)	300,860	14,459,332
Health Care — 7.7%
BioTelemetry*	297,380	11,704,877
Globus Medical, Cl A*	236,464	12,383,620
Illumina*	43,394	12,823,795
Intuitive Surgical*	36,998	20,458,044
Description	Shares	Fair Value
Omnicell*	160,920	$11,327,159
Varian Medical Systems*	106,957	12,921,475
Vocera Communications*(A)	745,771	14,855,758
		96,474,728
Industrials — 8.1%
AeroVironment*	328,333	19,036,747
Deere	74,858	13,035,772
John Bean Technologies	110,021	11,306,858
Nordson	84,641	13,272,555
Raven Industries	372,452	12,991,126
Rockwell Automation	116,086	19,965,631
Teledyne Technologies*	36,839	12,142,134
		101,750,823
Information Technology — 26.2%
3D Systems*(A)	1,574,864	14,945,459
Ambarella*	187,425	9,864,178
Autodesk*	77,932	11,484,060
Brooks Automation	533,536	22,659,274
Cadence Design Systems*	167,383	10,938,479
Cognex	395,055	20,341,382
FARO Technologies*	369,464	17,616,044
FLIR Systems	366,422	18,892,718
IPG Photonics*	140,024	18,802,423
Manhattan Associates*	142,534	10,682,923
Microchip Technology	129,444	12,205,275
National Instruments	274,249	11,351,166
Novanta*	147,373	13,123,566
Nuance Communications*	765,664	12,495,637
NVIDIA	104,660	21,038,753
PTC*	174,531	11,677,869
QUALCOMM	148,616	11,954,671
ServiceNow*	44,467	10,994,910
Stratasys*(A)	486,380	10,058,339
Teradyne	208,931	12,790,756
Trimble Navigation*	308,813	12,303,110
Xilinx	111,435	10,111,612
Zebra Technologies, Cl A*	92,211	21,934,230
		328,266,834
Total United States		540,951,717
Total Common Stock (Cost $1,271,753,519)		1,250,689,408
SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency, Cl Institutional, 1.70%(B)	685,673	685,673
Total Short-Term Investment (Cost $685,673)		685,673

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2019 (Unaudited) (Concluded)

Description	Par Value	Fair Value
REPURCHASE AGREEMENTS — 5.7%
Citigroup Global Markets 1.740%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $16,655,426 (collateralized by various U.S. Treasury obligations, par value $13 - $3,173,677, 2.500% - 8.000%, 05/25/19 - 04/20/69, with a total market value of $16,987,715)(C)(D)	$16,654,621	$16,654,621
Credit Suisse 1.730%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $4,824,778 (collateralized by various U.S. Treasury obligations, par value $1 - $1,497,480, 0.125% - 3.125%, 11,15/22 - 05/15/47, with a total market value of $5,770,943)(C)(D)	4,824,546	4,824,546
Daiwa Capital Markets 1.750%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $16,655,431 (collateralized by various U.S. Treasury obligations, par value $2 - $2,166,094, 0.000% - 6.500%, 11/21/19 - 10/20/49, with a total market value of $16,987,713)(C)(D)	16,654,621	16,654,621
Deutsche Bank 1.750%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $16,655,431 (collateralized by various U.S. Treasury obligations, par value $2,788,408 - $14,665,395, 3.000% - 4.500%, 03/01/48 - 10/01/49, with a total market value of $16,987,714)(C)(D)	16,654,621	16,654,621
Description	Par Value	Fair Value
HSBC Securities 1.740%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $16,655,426 (collateralized by various U.S. Treasury obligations, par value $381,912 - $4,058,542, 2.500% - 5.000%, 09/01/34 - 10/01/49, with a total market value of $16,987,713)(C)(D)	$16,654,621	$16,654,621
Total Repurchase Agreements (Cost $71,443,030)		71,443,030
Total Investments - 105.5% (Cost $1,343,882,222)		$1,322,818,111

Percentages are based on Net Assets of $1,254,014,299

*          Non-income producing security.

(A)      This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $68,338,441.

(B)      Rate shown is the 7-day effective yield as of October 31, 2019.

(C)      Tri-Party Repurchase Agreement.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019 was $71,443,030.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of October 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statement of Assets and Liabilities

October 31, 2019 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF
Assets:
Cost of Investments and Repurchase Agreements	$3,645,937	$1,343,882,222
Cost of Foreign Currency	180	144,143
Investments at Fair Value	$3,615,101	$1,251,375,081	*
Repurchase Agreements	—	71,443,030
Cash and Cash Equivalents	—	8,896
Foreign Currency at Value	181	144,116
Dividends Receivable	784	1,809,628
Reclaims Receivable	6	1,658,558
Total Assets	3,616,072	1,326,439,309
Liabilities:
Payable Upon Return on Securities Loaned	—	71,443,030
Advisory Fees Payable	1,715	980,972
Unrealized Loss on Foreign Currency Spot Contracts	1	1,008
Total Liabilities	1,716	72,425,010
Net Assets	$3,614,356	$1,254,014,299
Net Assets Consist of:
Paid-in Capital	$129,002,247	$1,407,757,312
Total Distributable Loss	(125,387,891)	(153,743,013)
Net Assets	$3,614,356	$1,254,014,299
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,001	31,600,000
Net Asset Value, Offering and Redemption Price Per Share	$24.10	$39.68

*  Includes Market Value of Securities on Loan of $68,338,441.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statement of Operations

For the period ended October 31, 2019 (Unaudited)

	ROBO Global® Healthcare Technology and Innovation ETF*	ROBO Global® Robotics and Automation Index ETF
Investment Income:
Dividends	$2,032	$8,491,616
Interest Income	7	19,427
Income from Securities Lending, Net	—	906,675
Less: Foreign Taxes Withheld	(11)	(797,206)
Total Investment Income	2,028	8,620,512
Expenses:
Advisory Fees	7,269	6,091,815
Waiver of Advisory Fees	(1,090)	—
Total Expenses	6,179	6,091,815
Net Expenses	6,179	6,091,815
Net Investment Income (Loss)	(4,151)	2,528,697
Net Realized Gain (Loss) on:
Investments(1)	18,741	(9,263,251)
Foreign Currency Transactions	33	(44,062)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(30,836)	(69,930,654)
Foreign Currency Translations	15	38,925
Net Realized and Unrealized Loss on Investments	(12,047)	(79,199,042)
Net Decrease in Net Assets Resulting from Operations	$(16,198)	$(76,670,345)

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

*  The Fund commenced operations on June 24, 2019.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF*	ROBO Global® Robotics and Automation Index ETF
	Period Ended October 31, 2019 (Unaudited)	Period Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations:
Net Investment Income (Loss)	$(4,151)	$2,528,697	$7,127,527
Net Realized Gain (Loss) on Investments(1)	18,741	(9,263,251)	33,490,952
Net Realized Gain (Loss) on Foreign Currency Transactions	33	(44,062)	(658,587)
Net Change in Unrealized Depreciation on Investments	(30,836)	(69,930,654)	(65,935,240)
Net Change in Unrealized Appreciation on Foreign Currency Translations	15	38,925	47,267
Net Decrease in Net Assets Resulting from Operations	(16,198)	(76,670,345)	(25,928,081)
Distributions	—	—	(4,596,124)
Capital Share Transactions:
Issued	4,248,592	57,068	286,785,839
Redeemed	(618,038)	(173,546,609)	(984,514,832)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,630,554	(173,489,541)	(697,728,993)
Total Increase (Decrease) in Net Assets	3,614,356	(250,159,886)	(728,253,198)
Net Assets:
Beginning of Period	—	1,504,174,185	2,232,427,383
End of Period	$3,614,356	$1,254,014,299	$1,504,174,185
Share Transactions:
Issued	175,001	—	6,800,000
Redeemed	(25,000)	(4,600,000)	(25,850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,001	(4,600,000)	(19,050,000)

*  The Fund commenced operations June 24, 2019.

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended October 31, 2019 (Unaudited) and Year Ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2019@†	$24.29	$(0.04)	$(0.15)	$(0.19)	$—	$—	$—	$24.10	$24.15	(0.78)%	$3,614	0.68%(3)	0.80%(3)	(0.46)%(3)	32%
ROBO Global® Robotics and Automation Index ETF
2019†	41.55	0.08	(1.95)	(1.87)	—	—	—	39.68	39.56	(4.50)	1,254,014	0.95%(3)	0.95(3)	0.39(3)	15
2019	40.41	0.16	1.10^	1.26	(0.12)	—	(0.12)	41.55	41.61	3.22	1,504,174	0.95%	0.95	0.41	29
2018	33.03	0.03	7.36	7.39	(0.01)	—	(0.01)	40.41	40.26	22.37	2,232,427	0.95%	0.95	0.07	30
2017	25.18	0.13	7.77	7.90	(0.05)	—	(0.05)	33.03	33.11	31.43	485,554	0.95%	0.95	0.45	31
2016	26.67	0.06	(1.48)	(1.42)	(0.07)	—	(0.07)	25.18	24.76	(5.32)	91,898	0.95%	0.95	0.25	25
2015	25.96	0.08	0.70	0.78	(0.05)	(0.02)	(0.07)	26.67	26.57	3.04	125,330	0.95%	0.95	0.29	23

*    Per share data calculated using average shares method.

^   The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

†   For the six-month period ended October 31, 2019 (unaudited).

@   Commenced operations on June 24, 2019.

(1)     Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)     Annualized.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF and the ROBO Global® Healthcare Technology and Innovation ETF (each a “Fund”, and together the “Funds”). Until September 17, 2015, the ROBO Global® Robotics and Automation Index ETF was named ROBO-STOX™ Global Robotics and Automation Index ETF. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7). The ROBO Global® Healthcare Technology and Innovation Index commenced operations on June 24, 2019.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units”. Creation Units of a fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

such securities. Debt obligations with remaining maturities of sixty days or less when acquired. will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended October 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2019, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550 and $1,000 for ROBO Global® Healthcare ETF and ROBO Global® Robotics and Automation Index ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $550 and $1,000 for ROBO Global® Healthcare ETF and ROBO Global® Robotics and Automation Index ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2019:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$602,500	$550
ROBO Global® Robotics and Automation Index ETF	50,000	$1,000	$1,984,000	$1,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreement between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Fund’s portfolio, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95%

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through August 31, 2020, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

3. AGREEMENTS (Continued)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Funds’ index provider, pursuant to which the Adviser pays a fee to use each Index. The Adviser is sub-licensing rights to each Index to each Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Effective October 1, 2018, under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000. Prior to October 1, 2018, the Adviser paid the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Funds’ shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in either Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended October 31, 2019, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Certain officers and interested trustee of the Trust may also be officers of the Administrator, the Adviser or Distributor. They receive no fees for serving as officers or interested trustee of the Trust.

Securities pledged as collateral for repurchase agreements by Citigroup Global Markets, Credit Suisse, Daiwa Capital Markets, Deutsche Bank, HSBS Securities, Merrill Lynch, Mizuho Securities USA LLC, Nomura Securities, and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

3. AGREEMENTS (Continued)

to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF*	$3,320,990	$890,944
ROBO Global® Robotics and Automation Index	194,889,134	306,763,530

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF*	$1,181,859	$—	$—
ROBO Global® Robotics and Automation Index ETF	$—	$57,108,318	$29,657,442

* The Fund commenced operation June 24, 2019.

For the year ended April 30, 2019, the ROBO Global® Robotics and Automation Index ETF had $133,276,994 of net realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

During the year ended April 30, 2019, the Funds realized $133,276,995 of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

5. TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended April 30, 2019 and April 30, 2018 were as follows:

Ordinary Income
ROBO Global® Robotics and Automation Index ETF
2019	$4,596,124
2018	464,807

As of April 30, 2019, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

ROBO Global® Robotics and Automation Index ETF
Undistributed Ordinary Income	$2,670,280
Capital Loss Carryforwards	(109,564,004)
Unrealized Appreciation	29,821,060
Other Temporary Differences	(4)
Total Accumulated Losses	$(77,072,668)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2019, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Accumulated Net Realized Loss
ROBO Global® Robotics and Automation Index ETF	$56,942,349	$52,621,655	$109,564,004

For Federal income tax purposes, the cost of securities owned at October 31, 2019, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as return of capital distributions from investments related to prior years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at October 31, 2019, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ROBO Global® Healthcare Technology and Innovation ETF	$3,645,937	$158,544	$(189,380)	$(30,836)
ROBO Global® Robotics and Automation Index ETF	1,343,882,222	120,558,078	(141,622,189)	(21,064,111)

6. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs).

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

6. SECURITIES LENDING (Continued)

However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2019:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$68,338,441	$68,338,441	$—	$—

(1) Collateral received in excess of market value of securities on loan is not preserved in this table. The total cash collateral received by the Fund is disclosed in the Statement of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2019 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2019, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2019

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$71,443,030	$—	$—	$—	$71,443,030

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of a Fund are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the each will invest at least 80% of its total assets in securities or in depositary receipts representing securities of its Index.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (Continued)

Concentration Risk: Each Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of a Fund and consequently such Fund’s investment portfolio. This may adversely affect a Fund’s performance or subject its shares to greater price volatility than that experienced by less concentrated investment companies.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because the Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic 12 conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of April 30, 2019, ROBO Global® Robotics and Automation Index ETF invested a significant portion of its assets in securities of Japanese issuers.

Index Tracking Risk: Tracking error refers to the risk that the Advisor or Sub-Adviser may not be able to cause a Fund’s performance to match or correlate to that of its Index, either on a daily or aggregate basis. There are a number of factors that may contribute to a Fund’s tracking error, such as Fund expenses, imperfect correlation between a Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (Continued)

to the composition of its Index, regulatory policies, and high portfolio turnover rate. Each Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing a Fund’s securities holdings to reflect changes in the composition of the Index. Tracking error may cause a Fund’s performance to be less than expected.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Robotics and Automation Companies Risk: (ROBO Global® Robotics and Automation Index ETF) The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO Global®

Notes to the Financial Statements
October 31, 2019 (Unaudited) (Concluded)

8. OTHER

At October 31, 2019, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosure until the effective date.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments relevant to registered investment companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital, which are still presented separately.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

ROBO Global®

Approval of Advisory Agreements & Board Considerations
(Unaudited)

Board Consideration of Approval of Investment Advisory Agreement for the ROBO Global® Healthcare Technology and Innovation ETF

At a meeting on March 5, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement (the “Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF (the “Fund”):

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

Consistent with these responsibilities, in preparation for the Meeting, the Board requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Board received an overview of the Adviser’s operations and management of the Fund, including comparative fee data and a profitability analysis, and also reviewed information regarding compliance oversight. The Board reviewed the Adviser’s overall business generally. At the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fee and other aspects of the Agreement. The Board discussed the materials it received, including a memorandum from legal counsel on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser.

In considering whether to approve the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various Fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service, offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting,

ROBO Global®

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Because the Fund is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board took note of the Fund’s index-based investment objective, which makes analysis of investment performance different than an analysis of performance for actively-managed funds, particularly on an absolute basis. The Board considered that, as an index-based ETF, the Fund’s performance is expected to reasonably track the performance of its underlying index and that the Fund’s performance would not be the direct result of investment decisions made by ETC, which would have relatively limited investment discretion. Consequently, with respect to the Fund’s performance, the Board in the future would focus on how well the Fund’s performance tracked the performance of its underlying index, and the extent to which the Fund achieved its investment objective as a passively-managed fund.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees to be paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee is within the range, but on the high end of the range, of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to each Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as Fund assets grow. The Board noted, however, that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund and that the Board would have an opportunity to evaluate the extent to which economies of scale are being shared if and when the Fund experiences significant growth.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix on information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ROBO Global®

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

Board Consideration of Continuance of the Investment Advisory and Sub-Advisory Agreements for the ROBO Global® Robotics and Automation Index ETF

At a meeting on May 23, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•     The investment advisory agreement between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, pursuant to which ETC currently provides advisory services to the Fund (the “Advisory Agreement”); and

•     The sub-advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident” and, together with ETC, the “Advisers”), pursuant to which Vident currently provides sub-advisory services to the Fund (the “Sub-Advisory Agreement”) and, together with the Advisory Agreement, the “Agreements”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

Consistent with these responsibilities, in preparation for the meeting, the Board requested that each Adviser furnish information necessary to evaluate the terms of the Agreements. The Board received an overview of each Adviser’s operations and management of the Fund, including comparative fee data and profitability analyses, and also reviewed information regarding compliance oversight. The Board reviewed the management of the Fund, including the Fund’s strategy, the focus in the markets, the Fund’s positioning in the market, and its attractive and unique offering. The Board reviewed each Adviser’s overall business generally. Prior to the meeting, the Trustees met to review and discuss the information provided and requested additional information regarding the Agreements, and information was provided in response to this request. The Trustees used this information, as well as other information that each Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and at other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year. During the meeting, representatives from the Advisers presented additional information to help the Board evaluate the Agreements. The Board discussed the information it received and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from each Adviser.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by each Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracks its underlying index; (iii) each Adviser’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by each Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered each Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Vident with respect to the Fund and monitoring compliance with various Fund policies and procedures and applicable securities regulations; and (ii) Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and

ROBO Global®

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Continued)

cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of each Adviser’s investment personnel, the quality of each Adviser’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each Adviser has appropriate compliance policies and procedures in place. The Board noted that it was provided with and reviewed each Adviser’s registration form on Form ADV as well as each Adviser’s responses to a detailed series of questions, which included a description of each Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered each Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by each Adviser.

Performance

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by Broadridge, an independent third party, comparing the Fund’s performance with the performance of a group of peer funds, as well as a report comparing the Fund’s performance with the performance of the Fund’s underlying index for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Vident, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by Broadridge, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board further noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into

ROBO Global®

Approval of Advisory Agreements & Board Considerations
(Unaudited) (Concluded)

consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each Adviser from its relationship with the Fund, and reviewed profitability analyses from each Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. With respect to the advisory fee, the Board considered that the Advisory Agreement is being amended to include breakpoints, which would allow for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF*
Actual Fund Return	$1,000.00	$992.20	0.68%	$2.39	(2)
Hypothetical 5% Return	$1,000.00	$1,015.23	0.68%	$2.41	(2)
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$955.00	0.95%	$4.67
Hypothetical 5% Return	$1,000.00	$1,020.36	0.95%	$4.82

*  The Fund Commenced operations on June 24, 2019.

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period shown).

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 129/365 (to reflect the period since inception).

ROBO Global®

Supplemental Information
(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:

Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
151 N. Franklin St.
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 7, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 7, 2020